Debt - Narrative (Details)				1 Months Ended	2 Months Ended	3 Months Ended			7 Months Ended		9 Months Ended			10 Months Ended		12 Months Ended
	Aug. 11, 2021 USD ($) $ / shares shares	Apr. 21, 2020 USD ($)	Jun. 12, 2019 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 12, 2019 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Aug. 11, 2021 USD ($) $ / shares	Dec. 31, 2017 $ / shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Aug. 12, 2021 USD ($)	Oct. 20, 2020 USD ($) $ / shares	Sep. 29, 2020 USD ($)	Mar. 09, 2020 USD ($)	Feb. 19, 2020 USD ($) $ / shares	Mar. 31, 2019 USD ($)	Mar. 27, 2019 USD ($)	Mar. 05, 2019 USD ($)	May 26, 2017 USD ($)	Jan. 27, 2017 USD ($)
Debt Instrument [Line Items]
Long-term debt						$ 128,504,000	$ 54,641,000				$ 128,504,000	$ 128,504,000		$ 54,641,000	$ 54,641,000	$ 54,641,000
Forgiveness of Paycheck Protection Program loan				$ 2,900,000							$ 2,860,000		$ 0
Class of warrants or rights exercise price | $ / shares						$ 11.50	$ 0.01				$ 11.50	$ 11.50		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Proceeds from the issuance of common stock											$ 167,966,000		1,961,000			$ 1,961,000	$ 38,639,000
Shares issued price per share | $ / shares	$ 10.00								$ 10.00
Share Price | $ / shares						$ 7.19					$ 7.19	$ 7.19
Fair value measurements with unobservable inputs reconciliation recurring basis liability gain loss included in earnings						$ (14,255,000)		$ (3,325,000)			$ (59,916,000)		(5,547,000)			(20,163,000)	$ (2,969,000)
Long term debt net of current portion							$ 54,641,000							$ 54,641,000	$ 54,641,000	54,641,000
Debt conversion, amount											181,404,000		$ 0
Conversion of Debt											181,403,000
Long-term debt						$ 28,590,000	$ 74,804,000				$ 28,590,000	$ 28,590,000		$ 74,804,000	$ 74,804,000	$ 74,804,000
3.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage						3.00%	3.00%				3.00%	3.00%		3.00%	3.00%	3.00%
Long-term debt							$ 21,281,000							$ 21,281,000	$ 21,281,000	$ 21,281,000
Fair value measurements with unobservable inputs reconciliation recurring basis liability gain loss included in earnings														10,825,000
Long-term debt							32,106,000							32,106,000	32,106,000	32,106,000
8.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage						8.00%					8.00%	8.00%
Long-term debt							8,000,000							8,000,000	8,000,000	8,000,000
Fair value measurements with unobservable inputs reconciliation recurring basis liability gain loss included in earnings															4,374,000
Long-term debt							14,789,000							14,789,000	14,789,000	14,789,000
Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage						5.00%					5.00%	5.00%
Long term debt net of current portion						$ 0	$ 76,281,000				$ 0	$ 0		$ 76,281,000	$ 76,281,000	$ 76,281,000
Convertible Notes | 3.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage						3.00%	3.00%				3.00%	3.00%		3.00%	3.00%	3.00%
Long-term debt						$ 21,281,000	$ 21,281,000				$ 21,281,000	$ 21,281,000		$ 21,281,000	$ 21,281,000	$ 21,281,000
Debt instrument, principal amount						21,300,000	21,300,000				21,300,000	21,300,000		21,300,000	21,300,000	21,300,000
Long term debt term																						5 years
Debt instrument face value						21,300,000	21,300,000				21,300,000	21,300,000		21,300,000	21,300,000	21,300,000
Proceeds from the issuance of common stock																300,000
Debt conversion, shares issued (in shares) | shares	3,800,000
Fair value measurements with unobservable inputs reconciliation recurring basis liability gain loss included in earnings						1,900,000					5,986,000					10,800,000
Outstanding principal and interest						21,900,000					21,900,000	21,900,000
Debt conversion, amount	$ 38,100,000
Conversion of Debt											38,092,000
Long-term debt						$ 0	$ 32,106,000				$ 0	$ 0		$ 32,106,000	$ 32,106,000	32,106,000
Convertible Notes | 3.00% – 2020 Convertible Notes | Prospective Equity Financing [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of common stock																$ 10,000,000.0
Debt instrument conversion price price per share | $ / shares																				$ 14.298
Convertible Notes | 3.00% – 2020 Convertible Notes | Prospective Exit Event [Member]
Debt Instrument [Line Items]
Debt instrument conversion price price per share | $ / shares																				14.298
Convertible Notes | 3.00% – 2020 Convertible Notes | Maturity [Member]
Debt Instrument [Line Items]
Debt instrument conversion price price per share | $ / shares																				14.298
Convertible Notes | 3.00% – 2020 Convertible Notes | If Equity Financing Is Not Raised [Member]
Debt Instrument [Line Items]
Debt instrument conversion price price per share | $ / shares																				$ 14.298
Convertible Notes | 3.00% – 2020 Convertible Notes | Tranche One [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																						$ 20,000,000.0
Debt instrument face value																						$ 20,000,000.0
Convertible Notes | 3.00% – 2020 Convertible Notes | Tranche Two [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																				$ 1,300,000
Debt instrument face value																				$ 1,300,000
Convertible Notes | 8.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage						8.00%	8.00%				8.00%	8.00%		8.00%	8.00%	8.00%							8.00%
Long-term debt						$ 8,000,000	$ 8,000,000				$ 8,000,000	$ 8,000,000		$ 8,000,000	$ 8,000,000	$ 8,000,000
Debt instrument, principal amount						8,000,000.0	8,000,000.0				8,000,000.0	8,000,000.0		8,000,000.0	8,000,000.0	8,000,000.0							$ 8,000,000.0
Long term debt term																							7 years
Debt instrument face value						8,000,000.0	8,000,000.0				8,000,000.0	8,000,000.0		8,000,000.0	8,000,000.0	8,000,000.0							$ 8,000,000.0
Proceeds from the issuance of common stock																600,000
Debt conversion, shares issued (in shares) | shares	1,500,000
Fair value measurements with unobservable inputs reconciliation recurring basis liability gain loss included in earnings						13,900,000					16,108,000					6,800,000
Outstanding principal and interest	$ 8,900,000								$ 8,900,000
Debt conversion, amount	$ 15,500,000
Conversion of Debt											30,897,000
Long-term debt						$ 0	14,789,000				$ 0	$ 0		14,789,000	14,789,000	14,789,000
Convertible Notes | 8.00% – 2020 Convertible Notes | Prospective Equity Financing [Member]
Debt Instrument [Line Items]
Debt instrument conversion price price per share | $ / shares																							$ 14.298
Convertible Notes | 8.00% – 2020 Convertible Notes | Prospective Exit Event [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price, discount																							25.00%
Shares issued price per share | $ / shares																							$ 14.298
Convertible Notes | 8.00% – 2020 Convertible Notes | Maturity [Member]
Debt Instrument [Line Items]
Debt instrument conversion price price per share | $ / shares																							$ 14.298
Convertible Notes | 5.00% – $50.0 Million Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage						5.00%					5.00%	5.00%
Long-term debt						$ 10,274,000					$ 10,274,000	$ 10,274,000
Debt instrument, principal amount						50,000,000.0					50,000,000.0	50,000,000.0
Proceeds from equity triggering debt conversion, minimum, amount						$ 25,000,000.0					$ 25,000,000.0	$ 25,000,000.0
Debt instrument, convertible, conversion price, discount						15.00%					15.00%	15.00%
Debt instrument, convertible, denominator used to calculate conversion price, amount						$ 1,500,000,000.0					$ 1,500,000,000.0	$ 1,500,000,000.0
Debt instrument, convertible, denominator used to calculate conversion price at maturity date, amount						1,500,000,000.0					1,500,000,000.0	1,500,000,000.0
Debt instrument face value						50,000,000.0					50,000,000.0	50,000,000.0
Debt conversion, shares issued (in shares) | shares	1,300,000
Fair value measurements with unobservable inputs reconciliation recurring basis liability gain loss included in earnings						1,400,000					2,300,000	2,310,000
Outstanding principal and interest	$ 10,600,000								10,600,000
Debt conversion, amount	12,600,000
Conversion of Debt											12,584,000
Long-term debt						$ 0					$ 0	$ 0
Debt conversion, principal amount	$ 10,300,000								10,300,000
Convertible Notes | 5.00% – $25.0 Million Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage						5.00%					5.00%	5.00%
Long-term debt						$ 25,000,000					$ 25,000,000	$ 25,000,000
Debt instrument, principal amount						25,000,000.0					25,000,000.0	25,000,000.0
Proceeds from equity triggering debt conversion, minimum, amount						$ 25,000,000.0					$ 25,000,000.0	$ 25,000,000.0
Debt instrument, convertible, conversion price, discount						25.00%					25.00%	25.00%
Debt instrument, convertible, denominator used to calculate conversion price, amount						$ 800,000,000.0					$ 800,000,000.0	$ 800,000,000.0
Debt instrument, convertible, denominator used to calculate conversion price at maturity date, amount						675,000,000.0					$ 675,000,000.0	675,000,000.0
Debt instrument, conversion price											100.00%
Debt instrument face value						25,000,000.0					$ 25,000,000.0	25,000,000.0
Debt conversion, shares issued (in shares) | shares	3,600,000
Fair value measurements with unobservable inputs reconciliation recurring basis liability gain loss included in earnings						(500,000)					4,977,000
Outstanding principal and interest	$ 25,700,000								25,700,000
Debt conversion, amount	$ 35,600,000
Conversion of Debt											42,569,000
Long-term debt						$ 0					$ 0	$ 0
Convertible Notes | 5.00% – $25.0 Million Convertible Notes | Warrants
Debt Instrument [Line Items]
Debt conversion, shares issued (in shares) | shares	700,000
Debt conversion, amount	$ 7,000,000.0
Convertible Notes | 5.00% – $30.0 Million Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage						5.00%					5.00%	5.00%
Long-term debt						$ 30,000,000					$ 30,000,000	$ 30,000,000
Debt instrument, principal amount						30,000,000.0					30,000,000.0	30,000,000.0
Proceeds from equity triggering debt conversion, minimum, amount						$ 25,000,000.0					$ 25,000,000.0	$ 25,000,000.0
Debt instrument, convertible, conversion price, discount						25.00%					25.00%	25.00%
Debt instrument, convertible, denominator used to calculate conversion price, amount						$ 800,000,000.0					$ 800,000,000.0	$ 800,000,000.0
Debt instrument, convertible, denominator used to calculate conversion price at maturity date, amount						800,000,000.0					800,000,000.0	800,000,000.0
Debt instrument face value						30,000,000.0					30,000,000.0	30,000,000.0
Debt conversion, shares issued (in shares) | shares	4,400,000
Fair value measurements with unobservable inputs reconciliation recurring basis liability gain loss included in earnings						(2,600,000)					5,900,000	5,855,000
Outstanding principal and interest	$ 30,800,000								30,800,000
Debt conversion, amount	$ 44,300,000
Conversion of Debt											44,258,000
Long-term debt						0					0	0
Convertible Notes | Two Thousand And Nineteen Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																								$ 15,000,000.0
Long term debt term																	2 years
Debt instrument face value																								$ 15,000,000.0
Long term debt fixed rate percentage																	8.00%
Convertible Notes | Two Thousand And Nineteen Convertible Notes [Member] | Equity Financing [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of common stock			$ 24,000,000.0
Debt instrument conversion price price per share | $ / shares			$ 11.44		$ 11.44
Interest Expense, Debt, Excluding Amortization					$ 300,000												$ 15,000,000.0
Debt conversion, shares issued (in shares) | shares			1,336,344
Gain (Loss) on Extinguishment of Debt																	$ 3,000,000.0
Share Price | $ / shares			$ 13.65		$ 13.65
Convertible Notes | Two Thousand And Nineteen Convertible Notes [Member] | Forecast [Member] | Prospective Equity Financing [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price, discount																	20.00%
Proceeds from the issuance of common stock																	$ 10,000,000.0
Debt instrument conversion price price per share | $ / shares																	$ 11.4384
Shares issued price per share | $ / shares																	14.298
Convertible Notes | Two Thousand And Nineteen Convertible Notes [Member] | Forecast [Member] | Prospective Exit Event [Member]
Debt Instrument [Line Items]
Debt instrument conversion price price per share | $ / shares																	14.298
Convertible Notes | Two Thousand And Nineteen Convertible Notes [Member] | Forecast [Member] | Maturity [Member]
Debt Instrument [Line Items]
Debt instrument conversion price price per share | $ / shares																	$ 14.298
Convertible Notes | Two Thousand And Nineteen Convertible Notes [Member] | Tranche One [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																										$ 6,700,000
Debt instrument face value																										$ 6,700,000
Convertible Notes | Two Thousand And Nineteen Convertible Notes [Member] | Tranche Two [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																									$ 8,300,000
Debt instrument face value																									$ 8,300,000
2020 Term Facility Loan
Debt Instrument [Line Items]
Interest paid						1,400,000
Long-term debt						33,949,000	22,500,000				33,949,000	33,949,000		22,500,000	22,500,000	22,500,000
Debt instrument, principal amount						35,000,000.0	35,000,000.0				35,000,000.0	35,000,000.0		35,000,000.0	35,000,000.0	35,000,000.0
Debt instrument face value						35,000,000.0	35,000,000.0				35,000,000.0	35,000,000.0		35,000,000.0	35,000,000.0	35,000,000.0
Debt conversion, shares issued (in shares) | shares	1,300,000
Fair value measurements with unobservable inputs reconciliation recurring basis liability gain loss included in earnings						200,000	1,729,000		15,134,000		15,100,000					1,700,000
Outstanding principal and interest	$ 10,200,000								10,200,000										$ 37,300,000
Debt conversion, amount	$ 13,000,000.0
Conversion of Debt											13,003,000
Debt conversion, percent converted	30.00%
Debt conversion, percent not converted	70.00%
Fair value of outstanding principal and interest	$ 27,100,000								$ 27,100,000
Long-term debt						$ 28,590,000	25,049,000				$ 28,590,000	$ 28,590,000		25,049,000	25,049,000	25,049,000
January Two Thousand And Seventeen Term Loan [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																												$ 5,000,000.0
Long term debt date of maturity										Mar. 31, 2020								Mar. 31, 2020
Debt instrument face value																												$ 5,000,000.0
Class of warrants or rights warrants issued during the period units | shares																		52,050
Class of warrants or rights exercise price | $ / shares										$ 8.646								$ 8.646
Class of warrants or rights maturity date										Jan. 27, 2027								Jan. 27, 2027
May Two Thousand And Seventeen Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																											$ 10,000,000.0
Long term debt term										36 months								36 months
Debt instrument variable interest rate spread										5.50%
Long term debt floor rate										9.00%								9.00%
Debt instrument face value																											10,000,000.0
Long term debt variable interest rate percentage																	11.00%
Proceeds from long term bank loan																		$ 5,000,000.0
May Two Thousand And Seventeen Term Loan [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																											5,000,000.0
Debt instrument face value																											5,000,000.0
May Two Thousand And Seventeen Term Loan [Member] | Kreos Capital [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																											4,500,000
Debt instrument face value																											$ 4,500,000
Class of warrants or rights warrants issued during the period units | shares																		52,050
Class of warrants or rights exercise price | $ / shares										$ 8.646								$ 8.646
Class of warrants or rights maturity date										May 26, 2027								May 26, 2027
Term Loan [Member] | Two Thousand And Nineteen Convertible Notes [Member]
Debt Instrument [Line Items]
Interest paid																2.0
Long-term debt							$ 22,500,000							$ 22,500,000	$ 22,500,000	$ 22,500,000
Debt instrument, principal amount																					$ 35,000,000.0
Debt instrument face value																					$ 35,000,000.0
Long term debt fixed rate percentage							0.10%							0.10%	0.10%	0.10%
Fair value measurements with unobservable inputs reconciliation recurring basis liability gain loss included in earnings																$ 2,500,000
Term Loan [Member] | Two Thousand And Nineteen Convertible Notes [Member] | Prospective Qualified Exit [Member] | Minimum [Member]
Debt Instrument [Line Items]
Public float							$ 350,000,000.0							$ 350,000,000.0	$ 350,000,000.0	350,000,000.0
Paycheck Protection Program, CARES Act [Member]
Debt Instrument [Line Items]
Long-term debt							$ 2,860,000							$ 2,860,000	$ 2,860,000	$ 2,860,000
Proceeds from long term bank loan		$ 2,900,000
Long term debt fixed rate percentage							1.00%							1.00%	1.00%	1.00%
Number of times the payroll expenses for which the loan may be borrowed		2.5
Long term debt net of current portion							$ 2,900,000							$ 2,900,000	$ 2,900,000	$ 2,900,000
Long-term debt							$ 2,860,000							$ 2,860,000	$ 2,860,000	$ 2,860,000